Share capital	12 Months Ended
Sep. 30, 2021
Share capital
Share capital

21.    Share capital

The annual financial statements are prepared as a continuation of the financial statements of Arqit Limited, except where equity is adjusted to reflect the legal capital structure of the Company.

On September 2, 2021, the Company had 12,973,270 ordinary shares in issue with a par value of $0.0001. Immediately following the above transaction, the Company closed a series of subscription agreements with accredited investors (“PIPE Investors”) for a private placement of 7,100,000 ordinary shares. PIPE financing led to an increase in share premium of $70,999,290.

As of September 30, 2021, the total number of ordinary shares of the Company outstanding is 110,073,430 with a par value of $0.0001.

Movements in the year in the issued share capital of Arqit Limited and the Company are as follows:

Arqit Limited

	Number of	Number of	Share capital	Share capital
	ordinary shares	deferred shares*	£	$ equivalent

At 1 October 2020 – par value £0.0001	1,286,600	—	129	158
Conversion of convertible loan notes	710,074	—	71	98
Deferred shares issued	(42,500)	42,500	—	—
Exchanged for shares in the Company in reverse acquisition	1,954,174	42,500	200	256
*

Deferred shares are non-redeemable and have no voting rights and no rights to dividends. On a distribution on a winding up, the holders of the shares shall receive a total of £1.00 for the entire class of deferred shares.

Arqit Quantum Inc.

	Number of ordinary	Share capital
	shares	$
Inception, April 26, 2021 – par value $1	1	1
Treasury shares	(1)	(1)
Shares issued in merger with Centricus	12,973,430	1,297
Shares issued in exchange for Arqit Limited shares	90,000,000	9,000
Shares issued to PIPE investors	7,100,000	710
September 30, 2021 – par value $0.0001	110,073,430	11,007